Supplement Dated June 24, 2019
To The Prospectus Dated April 29, 2019 For

RETIREMENT LATITUDES®
FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company® through
Jackson National Separate Account - I

This supplement updates the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Annuity Service Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

CHANGES TO THE INVESTMENT DIVISIONS.

➢
New Funds. Effective June 24, 2019, new Investment Divisions which invest respectively in the following Funds are available. The prospectus is revised by adding the following Funds, all class A shares, to the Fund list located on the back of the front page of the prospectus and to Appendix D immediately preceding the tables of Accumulation Unit Values:

JNL/AQR Large Cap Defensive Style Fund
JNL/BlackRock Advantage International Fund
JNL/DFA International Core Equity Fund
JNL/RAFI® Multi-Factor U.S. Equity Fund

➢	Fund Name Changes. Effective June 24, 2019, the following Fund names changed. All references in the prospectus to the Prior Fund Name are revised to the corresponding Current Fund Name as follows:

Prior Fund Name	Current Fund Name
JNL/Franklin Templeton Founding Strategy Fund	JNL/Franklin Templeton Growth Allocation Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/Fidelity Institutional Asset Management® Total Bond Fund
JNL/Mellon Capital MSCI KLD 400 Social Index Fund	JNL/Mellon MSCI KLD 400 Social Index Fund
JNL/Mellon Capital S&P 1500 Growth Index Fund	JNL/Mellon S&P 1500 Growth Index Fund
JNL/Mellon Capital S&P 1500 Value Index Fund	JNL/Mellon S&P 1500 Value Index Fund
JNL/Mellon Capital S&P 500 Index Fund	JNL/Mellon S&P 500 Index Fund
JNL/Mellon Capital S&P 400 MidCap Index Fund	JNL/Mellon S&P 400 MidCap Index Fund
JNL/Mellon Capital Small Cap Index Fund	JNL/Mellon Small Cap Index Fund
JNL/Mellon Capital International Index Fund	JNL/Mellon International Index Fund
JNL/Mellon Capital Bond Index Fund	JNL/Mellon Bond Index Fund
JNL/Mellon Capital Emerging Markets Index Fund	JNL/Mellon Emerging Markets Index Fund
JNL/Mellon Capital MSCI World Index Fund	JNL/Mellon MSCI World Index Fund
JNL/Mellon Capital Nasdaq® 100 Index Fund	JNL/Mellon Nasdaq® 100 Index Fund
JNL/The Boston Company Equity Income Fund	JNL/Mellon Equity Income Fund

➢	Fund Merger. Effective June 24, 2019, the JNL/Mellon Capital JNL 5 Fund merged into the JNL/RAFI® Multi-Factor U.S. Equity Fund. The prospectus is revised as follows:

a)
The following disclosure is inserted following the list of Funds located on the back of the front page of the prospectus and under Appendix D, “ACCUMULATION UNIT VALUES”, immediately preceding the tables of Accumulation Unit Values:

The JNL/Mellon Capital JNL 5 Fund merged into the JNL/RAFI® Multi-Factor U.S. Equity Fund, effective June 24, 2019.

If you have allocation instructions for future premium payments on file with us, or have existing Dollar Cost Averaging, Dollar Cost Averaging Plus, Earnings Sweep and/or Rebalancing automatic programs, that include an allocation to the Investment Division investing in the JNL/Mellon Capital JNL 5 Fund, all such allocations prior to our receipt of new allocation instructions from you will be allocated to the Investment Division investing in the corresponding JNL/RAFI® Multi-Factor U.S. Equity Fund.

If you have Contract Value that was transferred to the Investment Division investing in the JNL/RAFI® Multi-Factor U.S. Equity Fund as a result of the merger, you may transfer all or a portion of your Contract Value out of such Investment Division into the other investment options available under your contract. If the transfer is completed within 60 days following June 24, 2019, the transfer will not be assessed a transfer charge or be treated as a transfer for the purpose of determining how many subsequent transfers may be made in a Contract Year without charge.

If you want to change your allocation instructions or make a transfer as described above, and you require descriptions of the other Investment Divisions available under your contract, you can obtain an additional copy of the product prospectus or additional copies of prospectuses for the Funds underlying the Investment Divisions by contacting our Annuity Service Center.

For additional information, please see the Supplements dated June 24, 2019 for the JNL® Series Trust, the JNL Variable Fund LLC, and Jackson Variable Series Trust.

b)
All other references to the JNL/Mellon Capital JNL 5 Fund, along with any corresponding investment objective information, are deleted from the list of Funds located on the back of the front page of the prospectus, the section titled “INVESTMENT DIVISIONS”, and the disclosures in Appendix A.

➢	Sub-Adviser Changes.

a)
Effective May 24, 2019, Invesco Advisers, Inc. replaced OppenheimerFunds, Inc. as a sub-adviser for the JNL/Oppenheimer Global Growth Fund. Shareholders in this fund will be sent an Information Statement containing additional information regarding the change of sub-adviser for the Fund.

b)
Effective June 24, 2019, FIAM LLC replaced Goldman Sachs Asset Management, L.P. as the sub-adviser for JNL/Goldman Sachs Core Plus Bond Fund. In connection with the change of sub-adviser, the name of JNL/Goldman Sachs Core Plus Bond Fund changed to JNL/Fidelity Institutional Asset Management® Total Bond Fund.

c)
Please note that Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) has entered into a contract to acquire Standard & Poor’s Investment Advisory Services LLC. Upon the closing of that acquisition, which is expected to occur on or about July 1, 2019, Goldman Sachs will become the sub-adviser to the JNL/S&P Managed Growth Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Aggressive Growth Fund, JNL/S&P Dividend Income & Growth Fund, and JNL/S&P Mid 3 Fund.

➢	Revised Total Annual Fund Operating Expenses.

Effective June 24, 2019, the section titled “Total Annual Fund Operating Expenses” appearing under “FEES AND EXPENSES TABLES” is deleted in its entirety and replaced with the following:

Total Annual Fund Operating Expenses

(Expenses that are deducted from Fund assets, including management and administration fees, 12b-1 service fees and other expenses.)

Minimum: 0.53%

Maximum: 2.10%

More detail concerning each Fund’s fees and expenses is below. But please refer to the Funds’ prospectuses for even more information, including investment objectives, performance, and information about Jackson National Asset Management, LLC® (“JNAM”), the Funds’ Adviser and Administrator, as well as the sub-advisers.

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses	Plus Recapture		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/WMC Government Money Market	0.16%	0.30%	0.11%	H	0.00%	0.57%	0.20%	E	0.77%	E

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee		Distribution and/or Service (12b-1) Fees		Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses		Contractual Fee Waiver and/or Expense Reimbursement		Net Total Annual Fund Operating Expenses
JNL Series Trust
JNL/American Funds Balanced	0.80%	A	0.30%	A	0.12%	A,H	0.00%	1.22%	A	(0.30%)	C	0.92%	A,C,B
JNL/American Funds® Blue Chip Income and Growth	0.95%	A	0.30%	A	0.12%	A,H	0.00%	1.37%	A	(0.38%)	C	0.99%	A,C,B
JNL/American Funds Global Bond	1.13%	A	0.30%	A	0.13%	A,H	0.00%	1.56%	A	(0.47%)	C	1.09%	A,C,B
JNL/American Funds Global Small Capitalization	1.35%	A	0.30%	A	0.14%	A,H	0.00%	1.79%	A	(0.50%)	C	1.29%	A,C,B
JNL/American Funds Growth-Income	0.81%	A	0.30%	A	0.11%	A,G	0.00%	1.22%	A	(0.30%)	C	0.92%	A,C,B
JNL/American Funds International	1.22%	A	0.30%	A	0.14%	A,H	0.00%	1.66%	A	(0.50%)	C	1.16%	A,C,B
JNL/American Funds New World	1.64%	A	0.30%	A	0.16%	A,H	0.00%	2.10%	A	(0.70%)	C	1.40%	A,C,B
JNL/DFA Growth Allocation	0.20%		0.30%		0.15%	I	0.37%	1.02%		(0.13%)	D	0.89%	B,D
JNL/DFA Moderate Growth Allocation	0.20%		0.30%		0.15%	I	0.32%	0.97%		(0.10%)	D	0.87%	B,D
JNL/Vanguard Capital Growth	0.85%	A	0.30%	A	0.12%	A,H	0.00%	1.27%	A	(0.35%)	C	0.92%	A,C,B
JNL/Vanguard Equity Income	0.80%	A	0.30%	A	0.12%	A,H	0.00%	1.22%	A	(0.35%)	C	0.87%	A,C,B
JNL/Vanguard International	1.02%	A	0.30%	A	0.13%	A,H	0.00%	1.45%	A	(0.50%)	C	0.95%	A,C,B
JNL/Vanguard U.S. Stock Market Index	0.20%		0.30%		0.10%	H	0.05%	0.65%		(0.06%)	D	0.59%	D
JNL/Vanguard International Stock Market Index	0.20%		0.30%		0.15%	I	0.10%	0.75%		(0.07%)	D	0.68%	D
JNL/Vanguard Global Bond Market Index	0.20%		0.30%		0.15%	I	0.09%	0.74%		(0.10%)	D	0.64%	D
JNL/Vanguard Moderate ETF Allocation	0.20%		0.30%		0.15%	I	0.07%	0.72%		(0.05%)	D	0.67%	D
JNL/Vanguard Moderate Growth ETF Allocation	0.20%		0.30%		0.15%	I	0.06%	0.71%		(0.05%)	D	0.66%	D
JNL/Vanguard Growth ETF Allocation	0.20%		0.30%		0.15%	I	0.06%	0.71%		(0.04%)	D	0.67%	D

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL Series Trust
JNL Multi-Manager Mid Cap	0.64%	0.30%	0.15%	I	0.00%	1.09%
JNL Multi-Manager Small Cap Growth	0.56%	0.30%	0.11%	H	0.00%	0.97%
JNL Institutional Alt 25	0.11%	0.30%	0.05%	F	0.86%	1.32%
JNL Institutional Alt 50	0.11%	0.30%	0.05%	F	1.02%	1.48%
JNL/American Funds Moderate Growth Allocation	0.19%	0.30%	0.15%	I	0.41%	1.05%
JNL/American Funds Growth Allocation	0.19%	0.30%	0.15%	I	0.42%	1.06%
JNL/AQR Large Cap Defensive Style	0.40%	0.30%	0.15%	I	0.00%	0.85%
JNL/AQR Managed Futures Strategy	0.85%	0.30%	0.15%	I	0.08%	1.38%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/BlackRock Advantage International	0.55%	0.30%	0.15%	I	0.00%	1.00%
JNL/BlackRock Global Allocation	0.60%	0.30%	0.16%	I	0.01%	1.07%	B
JNL/BlackRock Global Natural Resources	0.54%	0.30%	0.15%	I	0.00%	0.99%
JNL/BlackRock Large Cap Select Growth	0.47%	0.30%	0.10%	H	0.00%	0.87%
JNL/Causeway International Value Select	0.51%	0.30%	0.15%	I	0.00%	0.96%	B
JNL/ClearBridge Large Cap Growth	0.50%	0.30%	0.15%	I	0.01%	0.96%
JNL/Crescent High Income	0.55%	0.30%	0.15%	I	0.01%	1.01%
JNL/DFA International Core Equity	0.53%	0.30%	0.15%	I	0.00%	0.98%
JNL/DFA U.S. Core Equity	0.40%	0.30%	0.10%	H	0.00%	0.80%
JNL/DoubleLine® Core Fixed Income	0.37%	0.30%	0.10%	H	0.00%	0.77%
JNL/DoubleLine® Shiller Enhanced CAPE®	0.57%	0.30%	0.15%	I	0.01%	1.03%	B
JNL/First State Global Infrastructure	0.70%	0.30%	0.15%	I	0.00%	1.15%	B
JNL/FPA + DoubleLine® Flexible Allocation	0.66%	0.30%	0.38%	I	0.05%	1.39%
JNL/Franklin Templeton Growth Allocation	0.54%	0.30%	0.15%	I	0.00%	0.99%
JNL/Franklin Templeton Global Multisector Bond	0.56%	0.30%	0.15%	I	0.03%	1.04%
JNL/Franklin Templeton Income	0.52%	0.30%	0.10%	H	0.01%	0.93%
JNL/Franklin Templeton International Small Cap	0.79%	0.30%	0.15%	I	0.01%	1.25%
JNL/Fidelity Institutional Asset Management® Total Bond	0.39%	0.30%	0.11%	H	0.01%	0.81%
JNL/Harris Oakmark Global Equity	0.71%	0.30%	0.16%	I	0.00%	1.17%	B
JNL/Invesco China-India	0.74%	0.30%	0.19%	I	0.00%	1.23%	B
JNL/Invesco Diversified Dividend	0.53%	0.30%	0.15%	I	0.02%	1.00%
JNL/Invesco Global Real Estate	0.59%	0.30%	0.15%	I	0.00%	1.04%	B
JNL/Invesco International Growth	0.52%	0.30%	0.15%	I	0.01%	0.98%
JNL/JPMorgan U.S. Government & Quality Bond	0.29%	0.30%	0.10%	H	0.01%	0.70%
JNL/Mellon Emerging Markets Index	0.25%	0.30%	0.19%	I	0.00%	0.74%
JNL/Mellon MSCI KLD 400 Social Index	0.25%	0.30%	0.20%	I	0.00%	0.75%
JNL/Mellon S&P 1500 Growth Index	0.20%	0.30%	0.17%	I	0.00%	0.67%
JNL/Mellon S&P 1500 Value Index	0.20%	0.30%	0.17%	I	0.00%	0.67%
JNL/Mellon S&P 500 Index	0.11%	0.30%	0.12%	G	0.00%	0.53%	B
JNL/Mellon S&P 400 MidCap Index	0.14%	0.30%	0.12%	H	0.00%	0.56%
JNL/Mellon Small Cap Index	0.14%	0.30%	0.12%	H	0.00%	0.56%
JNL/Mellon International Index	0.16%	0.30%	0.17%	I	0.00%	0.63%
JNL/Mellon Bond Index	0.16%	0.30%	0.10%	H	0.01%	0.57%	B
JNL/Oppenheimer Global Growth	0.50%	0.30%	0.15%	I	0.00%	0.95%
JNL/PIMCO Income	0.50%	0.30%	0.17%	I	0.00%	0.97%
JNL/PIMCO Real Return	0.38%	0.30%	0.90%	H	0.00%	1.58%
JNL/PPM America Floating Rate Income	0.46%	0.30%	0.17%	I	0.01%	0.94%
JNL/PPM America High Yield Bond	0.33%	0.30%	0.11%	H	0.02%	0.76%
JNL/PPM America Mid Cap Value	0.56%	0.30%	0.11%	H	0.00%	0.97%
JNL/PPM America Total Return	0.39%	0.30%	0.11%	H	0.00%	0.80%
JNL/RAFI® Multi-Factor U.S. Equity	0.17%	0.30%	0.19%	I	0.00%	0.66%
JNL/T. Rowe Price Established Growth	0.43%	0.30%	0.10%	G	0.00%	0.83%
JNL/T. Rowe Price Mid-Cap Growth	0.60%	0.30%	0.10%	H	0.00%	1.00%
JNL/T. Rowe Price Short-Term Bond	0.31%	0.30%	0.10%	H	0.00%	0.71%
JNL/T. Rowe Price Value	0.48%	0.30%	0.10%	H	0.00%	0.88%	B
JNL/WMC Balanced	0.32%	0.30%	0.10%	G	0.01%	0.73%
JNL/WMC Value	0.38%	0.30%	0.10%	H	0.00%	0.78%

Fund Operating Expenses (As an annual percentage of each Fund's average daily net assets) Fund Name	Management Fee	Distribution and/or Service (12b-1) Fees	Other Expenses		Acquired Fund Fees and Expenses	Total Annual Fund Operating Expenses
JNL/S&P Dividend Income & Growth	0.25%	0.30%	0.10%	H	0.00%	0.65%
JNL/S&P Mid 3	0.30%	0.30%	0.11%	H	0.00%	0.71%	B
JNL/S&P 4	0.00%	0.30%	0.05%	F	0.36%	0.71%
JNL/S&P Managed Conservative	0.10%	0.30%	0.05%	F	0.66%	1.11%
JNL/S&P Managed Moderate	0.09%	0.30%	0.05%	F	0.67%	1.11%
JNL/S&P Managed Moderate Growth	0.08%	0.30%	0.05%	F	0.67%	1.10%
JNL/S&P Managed Growth	0.08%	0.30%	0.05%	F	0.68%	1.11%
JNL/S&P Managed Aggressive Growth	0.09%	0.30%	0.05%	F	0.67%	1.11%
JNL Moderate Growth Allocation	0.09%	0.30%	0.05%	F	0.76%	1.20%
JNL Growth Allocation	0.09%	0.30%	0.05%	F	0.77%	1.21%
JNL Aggressive Growth Allocation	0.10%	0.30%	0.05%	F	0.76%	1.21%
JNL Variable Fund LLC
JNL/Mellon MSCI World Index	0.19%	0.30%	0.18%	I	0.00%	0.67%
JNL/Mellon Nasdaq® 100 Index	0.17%	0.30%	0.20%	I	0.00%	0.67%
Jackson Variable Series Trust
JNL Conservative Allocation	0.13%	0.30%	0.05%	F	0.73%	1.21%	B
JNL Moderate Allocation	0.13%	0.30%	0.05%	F	0.75%	1.23%	B
JNL iShares Tactical Moderate	0.20%	0.30%	0.15%	I	0.19%	0.84%
JNL iShares Tactical Moderate Growth	0.20%	0.30%	0.15%	I	0.21%	0.86%
JNL iShares Tactical Growth	0.20%	0.30%	0.15%	I	0.22%	0.87%
JNL/FAMCO Flex Core Covered Call	0.50%	0.30%	0.16%	I	0.00%	0.96%
JNL/Mellon Equity Income	0.45%	0.30%	0.16%	I	0.00%	0.91%
JNL/T. Rowe Price Capital Appreciation	0.54%	0.30%	0.16%	I	0.00%	1.00%	B

A	Fees and expenses at the Master Fund level for Class A shares of each respective Fund are as follows:

JNL/American Funds Balanced Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.39%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.41%.

JNL/American Funds Global Bond Fund: Management Fee: 0.53%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.56%.

JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.74%.

JNL/American Funds Growth-Income Fund: Management Fee: 0.26%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.28%.

JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.

JNL/American Funds New World Fund: Management Fee: 0.70%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.06%; Total Annual Portfolio Operating Expenses: 0.76%.

JNL/Vanguard Capital Growth Fund: Management Fee: 0.32%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.34%.

JNL/Vanguard Equity Income Fund: Management Fee: 0.27%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Total Annual Portfolio Operating Expenses: 0.29%.

JNL/Vanguard International Fund: Management Fee: 0.34%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.37%.

JNL/Vanguard Small Company Growth: Management Fee: 0.30%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.02%; Acquired Fund Fees and Expenses: 0%; Total Annual Portfolio Operating Expenses: 0.32%.

B	Expense Information has been restated to reflect current fees.

C
Jackson National Asset Management, LLC (“JNAM” or “Adviser”) has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. This fee waiver will generally continue as long as the Fund is part of a master-feeder Fund structure, but in any event, the fee waiver will continue for at least one year from the date of this Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

D
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for at least one year from the date of this Prospectus. Thereafter, the waiver will automatically renew for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Board of Trustees within 30 days of the end of the then current term. For JNL/DFA Growth Allocation and JNL/DFA Moderate Growth Allocation, JNAM has contractually agreed to waive a varying portion of the management fees of the Fund to prevent any increase in total expenses in the Fund. This fee waiver arrangement will continue for at least one year from the date of the current Prospectus, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees.

E
Represents the amount payable to JNAM in accordance with the recapture provision of the expense waiver and reimbursement agreement. JNAM has contractually agreed to waive fees and reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue for at least one year from the date of this Prospectus, and continue thereafter, unless the Board of Trustees approves a change in or elimination of the waiver. This fee waiver is subject to yearly review and approval by the Board of Trustees. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

F	"Other Expenses" includes an Administrative Fee of 0.05% which is payable to JNAM.

G	"Other Expenses" includes an Administrative Fee of 0.09% which is payable to JNAM.

H	"Other Expenses" includes an Administrative Fee of 0.10% which is payable to JNAM.

I	"Other Expenses" includes an Administrative Fee of 0.15% which is payable to JNAM.

J	"Other Expenses" includes an Administrative Fee of 0.20% which is payable to JNAM.

➢
Investment Objective Changes. Effective June 24, 2019, under the section titled “INVESTMENT DIVISIONS” in the prospectus, the brief statements of the corresponding investment objective for the following Funds are revised as follows, whether or not in connection with a name change, sub-adviser change, merger, or the addition of new Funds:

JNL Series Trust

JNL/AQR Large Cap Defensive Style Fund
Jackson National Asset Management, LLC (and AQR Capital Management, LLC)
Seeks total return, which consists of capital appreciation and income, by pursuing a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management, and diversification. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “Equity Instruments” of large-capitalization issuers. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Sub-Adviser.

JNL/BlackRock Advantage International Fund
Jackson National Asset Management, LLC (and BlackRock Investment Management, LLC)
Seeks to provide long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in non-U.S. equity securities and equity-like instruments of companies that are components of the companies included in the MSCI EAFE® Index (the “Index”) and derivatives that are tied economically to securities of the Index. The Fund primarily seeks to buy common stock and may also invest in preferred stock and convertible securities.

JNL/DFA International Core Equity Fund
Jackson National Asset Management, LLC (and Dimensional Fund Advisors LP)
Seeks to achieve long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in non-U.S. equity securities and/or investments that provide exposure to non-U.S. securities. The Fund purchases a broad and diverse group of securities of non-U.S. companies in developed markets with a greater emphasis on small-capitalization, value, and high-profitability companies as compared to their representation in the International Universe.

JNL/Fidelity Institutional Asset Management® Total Bond Fund (formerly, JNL/Goldman Sachs Core Plus Bond Fund)
Jackson National Asset Management, LLC (and FIAM LLC)
Seeks a high level of current income by investing under normal circumstances, at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in debt securities of all types and repurchase agreements for those securities. The Fund may invest up to 20% of its assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as “high yield debt securities” or “junk bonds”).

JNL/Franklin Templeton Growth Allocation Fund (formerly, JNL/Franklin Templeton Founding Strategy Fund)
Jackson National Asset Management, LLC (and Franklin Advisers, Inc. and sub-sub-advisers: Franklin Templeton Institutional, LLC and Templeton Global Advisors Limited)
Seeks long-term total return that is consistent with an acceptable level of risk by investing in a broad range of equity, fixed income, and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging and less developed countries. Under normal market conditions, the Sub-Adviser uses a flexible allocation approach when allocating the Fund’s assets among the broad asset classes of equity and fixed-income investments.

JNL/RAFI® Multi-Factor U.S. Equity Fund
Jackson National Asset Management, LLC (and Mellon Investments Corporation)
Seeks to match the performance of the RAFI® Multi-Factor U.S. Index (“Index”) by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings made for investment purposes) in the component securities of the Index. The Fund may invest the remainder of its assets in cash, securities, and instruments that are not component securities but which the Sub-Adviser believes will help the Fund track its Index.

CHANGE TO DEATH BENEFIT DISCLOSURE.

➢	Effective June 24, 2019, under the section titled “DEATH BENEFIT”, the third paragraph is deleted and replaced with the following:

The death benefit is due following our receipt of all required documentation in Good Order. Required documentation includes proof of death, a claim form, and any other documentation we reasonably require. If we have received proof of death and any other required documentation, we will calculate the share of the death benefit due to a Beneficiary of record using Contract values established at the close of business on the date we receive from that Beneficiary a claim form with a payment option elected. If we have not received proof of death or any other required documentation, we will calculate the share of the death benefit due to a     Beneficiary of record using Contract values established at the close of business on the date we receive any remaining required documentation. As a result, market fluctuation may cause the calculation of a Beneficiary’s death benefit share to differ from the calculation of another Beneficiary’s death benefit share. We will pay interest on a Beneficiary’s death benefit share as required by law.

We will pay the Contract’s basic death benefit unless you have elected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If the Contract includes a guaranteed minimum death benefit, we will, according to the Contract’s current allocation instructions on file, deposit into the Contract’s Investment Divisions and Fixed Account the amount by which the guaranteed minimum death benefit exceeds the Contract’s account value established at the close of business on the date we receive all documentation in Good Order from the first Beneficiary to submit a claim form.

CHANGES TO TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES.

➢	Effective June 24, 2019, Appendix A to the prospectus is revised as follows:

a)	The third full paragraph on page A-2 of Appendix A through the fifth paragraph on page A-3 of Appendix A are deleted.

b)	The following disclosure is added following the last paragraph of Appendix A: "Fidelity Institutional Asset Management is a registered service mark of FMR LLC. Used with permission."

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(To be used with JMV5765 04/19)

JMV22549 06/19